Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares Issued and Outstanding	209,510	209,510
Liquidation Preference	$ 6,176	$ 6,176
Discount	192	192
Carrying Amount	$ 5,984	$ 5,984
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	12,510	12,510
Liquidation Preference	$ 1,251	$ 1,251
Discount	145	145
Carrying Amount	$ 1,106	$ 1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Carrying Amount	$ 1,000	$ 1,000
Series F [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	44,000	44,000
Liquidation Preference	$ 1,100	$ 1,100
Discount	12	12
Carrying Amount	$ 1,088	$ 1,088
Series H [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	$ 500	$ 500
Discount	13	13
Carrying Amount	$ 487	$ 487
Series I [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	30,000	30,000
Liquidation Preference	$ 750	$ 750
Discount	5	5
Carrying Amount	$ 745	$ 745
Series J [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Discount	7	7
Carrying Amount	$ 993	$ 993
Series K [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	23,000	23,000
Liquidation Preference	$ 575	$ 575
Discount	10	10
Carrying Amount	$ 565	$ 565